Transactions with Former Parent Company (Detail) (Covidien, USD $)														3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2014 Prepaid expenses and other current assets	Sep. 27, 2013 Prepaid expenses and other current assets	Jun. 28, 2013 Prepaid expenses and other current assets	Mar. 28, 2014 Accrued and other liabilities	Sep. 27, 2013 Accrued and other liabilities	Jun. 28, 2013 Accrued and other liabilities	Sep. 27, 2013 Separation and Distribution Agreement	Jun. 28, 2013 Separation and Distribution Agreement	Mar. 28, 2014 Tax Matters Agreement	Sep. 27, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement Minimum	Jun. 28, 2013 Tax Matters Agreement Maximum	Mar. 28, 2014 Net Sales	Mar. 29, 2013 Net Sales	Mar. 28, 2014 Net Sales	Mar. 29, 2013 Net Sales	Sep. 27, 2013 Net Sales	Sep. 28, 2012 Net Sales	Sep. 30, 2011 Net Sales	Mar. 28, 2014 Cost of Sales	Mar. 29, 2013 Cost of Sales	Mar. 28, 2014 Cost of Sales	Mar. 29, 2013 Cost of Sales	Sep. 27, 2013 Cost of Sales	Sep. 28, 2012 Cost of Sales	Sep. 30, 2011 Cost of Sales	Mar. 29, 2013 Selling, general and administrative	Mar. 29, 2013 Selling, general and administrative	Sep. 27, 2013 Selling, general and administrative	Sep. 28, 2012 Selling, general and administrative	Sep. 30, 2011 Selling, general and administrative
Related Party Transaction [Line Items]
Inventory sold														$ 11,100,000	$ 11,800,000	$ 23,200,000	$ 25,900,000	$ 51,200,000	$ 54,200,000	$ 52,400,000
Inventory purchases																					9,300,000	9,100,000	19,300,000	22,000,000	38,400,000	34,700,000	41,100,000
Allocated expenses																												13,600,000	25,500,000	39,600,000	49,200,000	56,300,000
Due from related parties	64,500,000	62,200,000	22,300,000
Due to related parties				74,300,000	79,300,000	61,900,000
Initial cash capitalization								168,000,000
Estimated cash upon completion of distribution								168,000,000
Adjustment payment benchmark								20,000,000
Final adjustment payment							0
Tax agreement, tax threshold									$ 200,000,000	$ 200,000,000
Change in ownership percentage											35.00%
Term of restriction after dividend distribution												2 years	5 years